BALANCE SHEETS (Parenthetical) - $ / shares		12 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Jan. 06, 2021
OrdinarySharesSubjectToPossibleRedemption
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Preferred Stock, Shares Authorized		1,000,000
Preferred Stock, Shares Issued		0
Preferred Stock, Shares Outstanding		0
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		200,000,000
Common Stock, Shares, Issued		3,450,000	3,450,000
Common Stock, Shares, Outstanding		3,450,000	3,450,000
Ordinary Shares Redemption Subjected To Forfeiture		450,000
Shares Capitalization			$ 0.2
Over-Allotment Option [Member]
Ordinary Shares Redemption Subjected To Forfeiture	0	450,000